Equity Capital Structure (Details) - USD ($)			3 Months Ended	6 Months Ended		12 Months Ended
	Jan. 03, 2024	Dec. 27, 2023	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Nov. 06, 2023	Mar. 07, 2023	Mar. 02, 2023	Jul. 29, 2022
Equity Capital Structure [Abstract]
Common shares, authorized (in shares)				3,900,000,000		3,900,000,000			3,900,000,000	1,000
Common shares, par value (in dollars per share)				$ 0.001		$ 0.001			$ 0.001	$ 0.001
Preferred stock, authorized (in shares)				100,000,000		100,000,000			100,000,000
Preferred stock, par value (in dollars per share)				$ 0.001		$ 0.001			$ 0.001
Common shares, shares issued (in shares)				19,093,853		19,021,758
Common shares outstanding (in shares)				19,093,853		18,978,409		9,461,009
Common shares issued pursuant to equity incentive plan (in shares)				2,000,000
Payment for repurchase of common shares				$ 3,728,008	$ 0
Share Repurchase Program [Member]
Equity Capital Structure [Abstract]
Authorized amount of shares to be repurchased							$ 5,000,000
Number of shares repurchased (in shares)						222,600
Average purchase price paid per share (in dollars per share)						$ 4.69
Payment for repurchase of common shares						$ 1,000,000
Number of shares repurchased and cancelled (in shares)	43,349	179,251
Repurchases of common stock classified as treasury shares (in shares)			644,556
Average purchase price paid per share (in dollars per share)			$ 5.77
Repurchases of common stock classified as treasury shares			$ 3,700,000
Total shares repurchased (in shares)			867,156
Average purchase price paid per share (in dollars per share)			$ 5.5
1.00% Series A Fixed Rate Cumulative Perpetual Convertible Preferred Shares [Member]
Equity Capital Structure [Abstract]
Preferred stock, par value (in dollars per share)								$ 0.001
Series B Preferred Shares [Member]
Equity Capital Structure [Abstract]
Preferred stock, par value (in dollars per share)								$ 0.001